As Filed with the Securities and Exchange Commission on February 17, 2012

File No. 333-36975
File No. 811-08397

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 30	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 33	/X/

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17TH STREET, SUITE 1600
DENVER, CO 80202
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

________________________________

CHRISTOPHER J. MARSICO
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO  80202
(Name and address of agent for service of process)

COPIES TO:

SANDER M. BIEBER, ESQ.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006
________________________________

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check the appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 33 to the Registration Statement of The Marsico Investment Fund (the “Trust”) on Form N-1A is being filed for the sole purpose of filing an interactive data file relating to the information provided in  PEA No. 31 to the Trust’s Registration Statement in response to Items 2, 3 and 4 of Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 17th day of February, 2012.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico*
PRESIDENT

By:	/s/ Sander M. Bieber
Sander M. Bieber
As ATTORNEY-IN-FACT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer	February 17, 2012
Thomas F. Marsico*

/s/ Christopher J. Marsico	Trustee, Executive Vice President and Chief	February 17, 2012
Christopher J. Marsico***	Operating Officer (Principal Executive Officer)

/s/ Walter A. Koelbel, Jr.	Trustee	February 17, 2012
Walter A. Koelbel, Jr.*

/s/ Michael D. Rierson	Trustee	February 17, 2012
Michael D. Rierson*

/s/ Bruce E. Stangle	Trustee	February 17, 2012
Bruce E. Stangle****

/s/ Joseph T. Willett	Trustee	February 17, 2012
Joseph T. Willett*

/s/ Jay S. Goodgold	Trustee	February 17, 2012
Jay S. Goodgold**

/s/ Elizabeth Hoffman	Trustee	February 17, 2012
Elizabeth Hoffman**

By: /s/ Sander M. Bieber
Sander M. Bieber
As ATTORNEY-IN-FACT

*	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 31, 2006 and incorporated herein by reference.

**	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on October 4, 2006 and incorporated herein by reference.

***	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on December 3, 2007 and incorporated herein by reference.

****	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on October 14, 2010 and incorporated herein by reference.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase